Summary of Significant Accounting Policies (Details)	2 Months Ended
Sep. 30, 2020 USD ($) $ / shares shares
Accounting Policies [Abstract]
Net loss	$ (63,748)
Less: Income attributable to Class A ordinary shares subject to possible redemption
Adjusted net loss	$ (63,748)
Weighted average Class A and Class B ordinary shares outstanding, basic and diluted (in Shares) | shares	7,066,920
Basic and diluted net loss per ordinary share (in Dollars per share) | $ / shares	$ (0.01)